Interest expense, net	12 Months Ended
Mar. 31, 2018
Banking and Thrift, Interest [Abstract]
Interest expense, net

12. Interest expense, net

Interest expense, net consists of the following:

	Year ended March 31,
	2016 (INR)	2017 (INR)	2018 (INR)	2018 (US)
Interest expense:
CCDs	408,172	90,360	—	—
Series E and G CCPS	263,654	73,840	—	—
Term loans	1,547,382	2,439,052	5,104,245	78,394
Bank charges and other	106,568	160,740	739,939	11,365

	2,325,776	2,763,992	5,844,184	89,759
Interest income:
Term and fixed deposits	221,532	319,823	508,446	7,809
Gain on sale of investments	45,375	72,074	167,258	2,569
Investments held-to-maturity	33	259	262	4

	266,940	392,156	675,966	10,382

Total	2,058,836	2,371,836	5,168,218	79,377